CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended										6 Months Ended			12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses:
General and administrative	$ 17,036,000					$ 10,733,000								$ 65,732,000	$ 20,058,000	$ 12,902,000
Loss from operations	(40,571,000)	$ (111,454,000)	$ (2,742,000)	$ (9,705,000)		(30,003,000)	$ (29,764,000)	$ (26,888,000)		$ (2,642,000)				(153,904,000)	(69,013,000)	(56,152,000)
Other incomes (expenses):
Income (loss) before income tax expense														(153,948,000)	(67,909,000)	(55,672,000)
Income tax expense	(296,000)	(14,000)	(2,562,000)	(17,000)		6,677,000	805,000	(70,000)		(27,000)				4,084,000	683,000	(6,628,000)
Net income (loss)	$ (40,817,000)	$ (111,457,000)	$ (5,295,000)	$ (9,727,000)		$ (23,385,000)	$ (28,741,000)	$ (26,827,000)		$ (2,182,000)				$ (149,864,000)	$ (67,226,000)	$ (62,300,000)
Weighted average shares outstanding of Public Shares	189,222,807					137,911,975								148,088,589	133,942,714	129,948,023
Basic and diluted net income per share, Public Shares	$ (0.22)	$ (0.64)	$ (0.04)	$ (0.07)		$ (0.17)	$ (0.21)	$ (0.20)		$ (0.02)				$ (1.01)	$ (0.50)	$ (0.48)
GRAF INDUSTRIAL CORP.
Operating expenses:
General and administrative				$ 485,980					$ 221,356		$ 895,511	$ 324,803	$ 179,880		$ 617,187
Franchise tax expense													103,013		100,350
Loss from operations				(485,980)					(221,356)		(895,511)	(324,803)	(282,893)		(717,537)
Other incomes (expenses):
Investment income on Trust Account				72,958					1,471,028		845,679	2,893,394	1,125,181		5,239,790	$ 1,125,181
Change in fair value of warrant liability				0					(575,279)		(2,800,110)	(3,376,517)	3,448,173		(17,365,901)
Total other income (expenses)				72,958					895,749		(1,954,431)	(483,123)	4,573,354		(12,126,111)
Income (loss) before income tax expense				(413,022)					674,393		(2,849,942)	(807,926)	4,290,461		(12,843,648)
Income tax expense				4,821					319,342		156,571	611,714	214,655		1,079,282
Net income (loss)				$ (417,843)	[1]	$ (2,588,670)			$ 355,051	$ (1,774,691)	$ (3,006,513)	$ (1,419,640)	$ 4,075,806		$ (13,922,930)
Weighted average shares outstanding of Public Shares				13,585,117					24,376,512		18,980,815	24,376,512	24,201,371		24,376,512
Basic and diluted net income per share, Public Shares				$ 0.00					$ 0.05		$ 0.03	$ 0.09	$ 0.03		$ 0.17
Weighted average shares outstanding of Founder Shares				6,094,128					6,094,128		6,094,128	6,094,128	6,094,128		6,094,128
Basic and diluted net loss per share, Founder Shares				$ (0.07)					$ (0.13)		$ (0.59)	$ (0.61)	$ 0.54		$ (2.94)

[1]	Including the redemption of 12,921,275 Public Shares on April 16, 2020